Financial Instruments - Fair values and financial risk management - Schedule of Financial Liabilities (Details) $ in Thousands	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Risk free rate
Disclosure of fair value measurement of liabilities [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Risk free rate | Monte Carlo Simulation
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0390
Risk free rate | Black-Scholes Formula
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0392	0.0434
Volatility
Disclosure of fair value measurement of liabilities [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Increase in fair value of derivative financial instrument due to a 10% increase in volatility assumption	$ 190
Volatility | Monte Carlo Simulation
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.25
Volatility | Black-Scholes Formula
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.40	0.60
Financial liabilities at amortised cost, category | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		$ 51	$ 561
Financial liabilities at amortised cost, category | Warrants | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		2,079	2,767
Financial liabilities at amortised cost, category | NETC Earnouts | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		0	22,576
Financial liabilities at amortised cost, category | Derivative Liabilities, Promissory Note | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		$ 51	$ 950